Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Income by Function
Net sales	$ 2,216,732,593	$ 1,698,281,237	$ 1,779,025,115
Cost of sales	(1,375,392,773)	(1,022,498,659)	(1,048,343,767)
Gross Profit	841,339,820	675,782,578	730,681,348
Other income	1,337,878	8,356,298	40,947,158
Distribution expenses	(199,952,373)	(152,532,018)	(166,996,289)
Administrative expenses	(348,949,863)	(283,638,935)	(325,903,809)
Other expenses	(15,211,790)	(17,430,256)	(26,182,847)
Other (loss) gains		287	2,876
Financial income	7,791,869	14,945,879	45,155,791
Financial expenses	(52,992,456)	(54,772,837)	(46,209,020)
Share of profit (loss) of investments in associates accounted for using the equity method	3,093,102	2,228,763	(3,415,083)
Foreign exchange differences	(5,508,311)	(3,088,278)	(4,130,543)
Income by indexation units	(27,738,888)	(11,828,762)	(7,536,466)
Net income before income taxes	203,208,988	178,022,719	236,413,116
Income tax expense	(46,177,320)	(54,905,399)	(61,166,891)
Net income	157,031,668	123,117,320	175,246,225
Net income attributable to
Owners of the controller	154,698,150	121,999,805	173,721,928
Non-controlling interests	2,333,518	1,117,515	1,524,297
Net income	$ 157,031,668	$ 123,117,320	$ 175,246,225
Series A Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	$ 155.65	$ 122.75	$ 174.79
Earnings per share, diluted	155.65	122.75	174.79
Series B Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	171.21	135.02	192.27
Earnings per share, diluted	$ 171.21	$ 135.02	$ 192.27